Net Other Operating Income and Expenses - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Net other Operating Income and Expenses [Abstract]
Service contract early termination expense	€ 5.0
Aggregate purchase price for each main crane of both O-class vessels sold		€ 1.5
Impairment loss reflected in the profit and loss		€ 5.0